LIQUIDITY AND GOING CONCERN (Details) - USD ($)				3 Months Ended		11 Months Ended	12 Months Ended
	May 21, 2020	Feb. 18, 2020	Feb. 10, 2020	May 31, 2020	May 31, 2019	Feb. 28, 2019	Feb. 29, 2020
LIQUIDITY AND GOING CONCERN
Cash in operating bank accounts				$ 197,983		$ 313,049	$ 69,276
Assets Held-in-trust				34,219,205			60,882,949
Working capital				261,570			160,793
Interest income on deposit in the trust				1,108,000			1,879,000
Proceeds from promissory notes - related party	$ 375,000		$ 750,000	375,000	$ 0		750,000
Investment of cash into Trust Account	$ 210,836	$ 567,182	$ 567,182	$ 210,836	$ 0	$ 64,515,000	$ 567,182
Conversion price of a share	$ 10.00		$ 10.00	$ 10.00			$ 10.00
Convertible promissory note - related party				$ 1,125,000			$ 750,000